Share-based payments - Narrative (Details) € / shares in Units, € in Thousands, $ in Millions				1 Months Ended	2 Months Ended	12 Months Ended			118 Months Ended
	Dec. 01, 2023 shares	Sep. 28, 2023 shares	Jul. 11, 2023 USD ($) shares	Sep. 30, 2021 € / shares	Dec. 01, 2023 USD ($) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 shares
BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change of control, minimum percentage						50.00%
Share-based compensation expense | €						€ (112)	€ (138)	€ (199)
Number of instruments issued (in shares)									534,386
BCE except BCE 2014-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance conditions, minimum financing | €						€ 100,000
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change of control, minimum percentage						50.00%
Share-based compensation expense | €						€ 0	0	€ 0
Number of instruments issued (in shares)									247,798
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting service period				1 year
M&A transaction, minimum price per share | € / shares				€ 100
Expected vesting percentage								100.00%
Share-based compensation expense, social taxes | €								€ 205
Share-based compensation expense | €							€ (1,026)	828
AGA 2021 | Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €								389
AGA 2021 | General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €								€ 440
AGA 2021 | Vesting conditions completed
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				100.00%
AGA 2021 | Vesting conditions not completed
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				75.00%
AGA-2023-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			1,382,796
AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			1,382,796
AGA-2023-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			100,000
AGA-2023-2 | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			100,000
AGA-2023-3 and AGA-2023-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		985,750
AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	132,750
AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance conditions, minimum financing | $					$ 200
Number of instruments issued (in shares)					1,118,500
Number of instruments issued subject to non-market performance condition (in shares)					254,250
Tranche 1 | BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
Vesting period						1 year
Tranche 1 | BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
Vesting period						1 year
Tranche 1 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Number of instruments issued (in shares)			212,738
Tranche 1 | AGA-2023-2 | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Number of instruments issued (in shares)			25,000
Tranche 1 | AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					50.00%
Vesting period					2 years
Tranche 2 | BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						75.00%
Vesting period						4 years
Vesting percentage per month						2.0833%
Tranche 2 | BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						75.00%
Vesting period						4 years
Vesting percentage per month						2.0833%
Tranche 2 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Number of instruments issued (in shares)			638,214
Service period			1 year
Tranche 2 | AGA-2023-2 | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			75,000
Tranche 2 | AGA-2023-2 | Former Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Tranche 2 | AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Vesting period					3 years
Tranche 3 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			212,738
Tranche 3 | AGA-2023-1 | Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Tranche 3 | AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Vesting period					4 years
Tranche 4 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance conditions, minimum financing | $			$ 100
Number of instruments issued (in shares)			106,369
Tranche 4 | AGA-2023-1 | Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Tranche 5 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			106,369
Tranche 5 | AGA-2023-1 | Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Tranche 6 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Number of instruments issued (in shares)			106,368